CASH AND CASH EQUIVALENTS	9 Months Ended
Sep. 30, 2013
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

3.     CASH AND CASH EQUIVALENTS

        Cash and cash equivalents as of December 31, 2011 and 2012, and September 30, 2013, consist of the following (in thousands):

	December 31,
			September 30, 2013
	2011	2012
			(unaudited)
Cash and cash equivalents
Cash	$2,171	$11,996	$122,382
Money market funds	2,900	2,900	2,900

Total cash and cash equivalents	$5,071	$14,896	$125,282